Fair value measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current Assets [Member] | Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	$ 0.3	$ 0.5
Current Assets [Member] | Level 2 [Member] | Interest Rate Swap Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	1.2	0.0
Current Assets [Member] | Level 3 [Member] | Forward Currency Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	0.0	0.0
Current Assets [Member] | Level 3 [Member] | Interest Rate Swap Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	0.0	0.0
Noncurrent Assets [Member] | Level 2 [Member] | Interest Rate Swap Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	10.6	9.8
Noncurrent Assets [Member] | Level 3 [Member] | Interest Rate Swap Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	0.0	0.0
Current Liabilities [Member] | Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	0.4	0.3
Current Liabilities [Member] | Level 2 [Member] | Interest Rate Swap Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	0.0	5.6
Current Liabilities [Member] | Level 2 [Member] | Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	0.0	0.0
Current Liabilities [Member] | Level 3 [Member] | Forward Currency Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	0.0	0.0
Current Liabilities [Member] | Level 3 [Member] | Interest Rate Swap Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	0.0	0.0
Current Liabilities [Member] | Level 3 [Member] | Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	0.0	1.6
Noncurrent Liabilities [Member] | Level 2 [Member] | Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	0.0	0.0
Noncurrent Liabilities [Member] | Level 3 [Member] | Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	$ 0.4	$ 5.9